FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jul. 06, 2019
Financial Instruments [Abstract]
Disclosure of net book values and fair values of non-derivative financial assets
The net book values and fair values of non-derivative financial instruments were as follows:

		Jul 6, 2019		Dec 31, 2018
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$315	$315	$128	$128
Accounts receivable	Amortised cost	136	136	149	149
Other assets(2)	Amortised cost	1	1	1	1
		$452	$452	$278	$278
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$220	$220	$293	$293
Accrued early debt extinguishment costs	Amortised cost	9	9	—	—
Accrued liability under ASPP	Amortised cost	—	—	42	42
Long-term debt(1)	Amortised cost	905	936	555	556
Other long-term debt	Amortised cost	82	82	—	—
Other liabilities(2)	Amortised cost	12	12	12	12
		$1,228	$1,259	$902	$903

(1)	Principal value of long-term debt excluding debt issue costs of $9 million (2018 – $5 million) (note 5).

Disclosure of net book values and fair values of non-derivative financial liabilities
The net book values and fair values of non-derivative financial instruments were as follows:

		Jul 6, 2019		Dec 31, 2018
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$315	$315	$128	$128
Accounts receivable	Amortised cost	136	136	149	149
Other assets(2)	Amortised cost	1	1	1	1
		$452	$452	$278	$278
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$220	$220	$293	$293
Accrued early debt extinguishment costs	Amortised cost	9	9	—	—
Accrued liability under ASPP	Amortised cost	—	—	42	42
Long-term debt(1)	Amortised cost	905	936	555	556
Other long-term debt	Amortised cost	82	82	—	—
Other liabilities(2)	Amortised cost	12	12	12	12
		$1,228	$1,259	$902	$903

(1)	Principal value of long-term debt excluding debt issue costs of $9 million (2018 – $5 million) (note 5).